[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

February 17, 2015	91322.00005

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions – Thematic Strategies: Global Recovery, Series 1

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of the Morgan Stanley Global Investment Solutions – Thematic Strategies: Global Recovery, Series 1 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

This Trust is a unit investment trust with a single portfolio of securities selected by the Depositor consisting of shares of common stocks and exchange-traded funds organized as open-end funds. Although the Depositor has not included shares of exchange-traded funds in a previous series, this type of portfolio (common stocks and exchange-traded funds organized as open-end funds) of the Trust will be substantially similar to Guggenheim Defined Portfolios, Series 1272 (Global Balanced Income Builder Portfolio, Series 5) which was sponsored by Guggenheim Funds Distributors, LLC and declared effective on January 28, 2015 (Registration No. 333-200590) and FT 5271 (Inflation Hedge Opportunity Portfolio, Series 24) which was sponsored by First Trust Portfolios L.P. and declared effective on February 3, 2015 (Registration No. 333-201344). Finally, the structure and operation of the Trust will be substantially similar to the Morgan Stanley Global Investment Solutions – Opportunistic Dividend Strategy, Series 1, which was sponsored by the Depositor and was filed and declared effective on December 16, 2014 (Registration No. 333-200819).

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the staff could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Trust effective in late-March 2015.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures
cc:           Scott Richardson